Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities
Accrued and other current liabilities at December 31, 2019 and 2018 consist of the following:

(in thousands)	Note	2019	2018
Accrued contingent consideration and milestone payments	(15)	$142,604	$27,820
Accrued expenses and other liabilities		93,204	103,449
Payroll and related accruals		66,866	66,871
Restructuring	(6)	62,227	6,850
Deferred revenue	(4)	48,525	45,358
Operating lease liabilities	(12)	18,739	—
Accrued royalties	(22)	5,481	5,469
Accrued interest on long-term debt	(16)	5,257	6,200
Cash collateral	(14)	1,400	1,000
Total accrued and other current liabilities		$444,303	$263,017